SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Share-based Compensation [Abstract]
Disclosure of terms and conditions of share-based payment arrangement
The number of 2023-2025 PSUs with a TSR Target that vest under the Equity Incentive Plan 2023-2025 is based on the Company’s TSR performance over the relevant performance period compared to an industry-specific peer group as summarized below.

Ferrari TSR Ranking	% of Target Awards that Vest
1	175%
2	150%
3	125%
4	100%
5	75%
6	50%
>6	0%
The defined peer group (including the Company) for the TSR Target is presented below.

Ferrari	Aston Martin	Burberry	Estee Lauder
Hermes	Kering	LVMH	Mercedes Benz Group AG
Moncler	Prada	Richemont
EBITDA Target

The number of 2023-2025 PSUs with an EBITDA Target that vest under the Equity Incentive Plan 2023-2025 is determined by comparing Adjusted EBITDA to the Adjusted EBITDA targets derived from the Group’s business plan, as summarized below.

Actual Adjusted EBITDA Compared to Business Plan	% of Awards that Vest
+15%	175%
+10%	150%
+5%	125%
Business Plan Target	100%
-5%	75%
<-5%	0%

Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period
The fair value of the PSUs and RSUs that were awarded under the Equity Incentive Plan 2023-2025, which is determined based on actuarial calculations that apply certain assumptions and take into consideration the specific characteristics of the awards granted, is summarized in the following table.

Equity Incentive Plan 2023-2025
PSUs	€236.30
RSUs	€253.76
The fair value of the 2023-2025 PSU awards was measured at the grant date using a Monte Carlo Simulation model. The fair value of the 2023-2025 RSU awards was measured using the share price at the grant date adjusted for the present value of future distributions which the recipients will not receive during the vesting period.
The key assumptions utilized to calculate the grant-date fair values of the PSUs that were awarded under the Equity Incentive Plan 2023-2025 are summarized below:

Equity Incentive Plan 2023-2025
Grant date share price	€259.60
Expected volatility	27.9%
Dividend yield	0.75%
Risk-free rate	2.90%

Outstanding number of PSUs and RSUs	hanges to the outstanding share awards under the Group’s share-based payment arrangements:

	PSU Awards	RSU Awards	Other Awards	Total Outstanding Awards
Balance at December 31, 2021	152,172	123,661	—	275,833
Granted	72,373	26,574	64,048	162,995
Forfeited	(16,327)	(8,934)	—	(25,261)
Vested	(68,013)	(54,112)	(6,643)	(128,768)
Balance at December 31, 2022	140,205	87,189	57,405	284,799
Granted	58,381	21,939	63,217	143,537
Forfeited	(8,117)	(3,544)	(1,309)	(12,970)
Vested	(36,090)	(32,339)	(55,614)	(124,043)
Balance at December 31, 2023	154,379	73,245	63,699	291,323

Disclosure of share-based compensation expense
The following table presents the share based compensation expense recognized for the years ended December 31, 2023, 2022 and 2021, as well as the unrecognized share-based compensation at December 31, 2023, 2022 and 2021.

	For the years ended December 31,
	2023	2022	2021
	(€ thousand)
Equity incentive plans and other share-based awards	15,154	16,172	11,689
Broad-based employee share ownership plan	10,222	—	—
Commercial agreements with suppliers	4,563	4,688	2,206
Total share-based compensation expense	29,939	20,860	13,895

	At December 31,
	2023	2022	2021
	(€ thousand)
Unrecognized share-based compensation expense	12,954	16,069	11,082